Acquisitions and divestitures (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended		3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 21, 2021 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Impaired its investment								$ 111
Provision for accounts receivable								24
Sale of of interest				$ 2,194	R$ 11,147
Outstanding net debt				2,296	R$ 11,665
Completion of transaction				$ 67
Contracts in the amount							$ 902
Net assets							$ 892
Gain from disposals of non-current assets									$ 1,104
Non-current assets net									202
Fair Value Adjustment on Property, Plant And Equipment, Recognised as of Acquisition Date						$ 902			902
Reclassification adjustments on exchange differences on translation, net of tax						$ 3,072			3,222
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Gain from disposals of non-current assets										$ 2,511
Net income from discontinued operations									2,060
Reclassification adjustments on exchange differences on translation, net of tax									3,072
Working capital adjustments									$ 589
Discontinued operations [member] | Nucor Corporation [Member] | California Steel Industries, Inc
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in joint venture	50.00%
Discontinued operations [member] | Nucor Corporation [Member] | Disposal Of Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ 437
Gains on Disposals of Equity Method Investments including Cumulative Translation Adjustments	292
Gains on disposals of investments	142
Reclassification Adjustments on Translation from Stockholders Equity to Income Statement	$ 150
Discontinued operations [member] | Vulcan Minerals
IfrsStatementLineItems [Line Items]
Receivable from coal net assets		$ 270
Royalty consideration, term		10 years